INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

27.INCOME TAXES

(a)	Tax amounts recognized in profit or loss

Tax expense consists of (i) current income tax on taxable income, (ii) 7.5% special mining duty (“SMD”) on income subject to SMD, and (iii) withholding taxes attributable to interest charged on intercompany loans to the Mexican operating company, as well as (iv) deferred income tax, and (v) deferred special mining duty.

	Year ended December 31
	2024	2023
Current income tax	$53,034	$22,354
Mexican 7.5% Special Mining Duty	16,010	8,068
Withholding tax	858	1,601
Deferred income tax expense	15,722	2,517
Deferred Mexican 7.5% Special Mining Duty	1,657	64
Tax expense	$87,281	$34,604

(b)	Reconciliation of effective tax rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. In 2024, the statutory income tax rate applicable to the Canadian parent entity was 26.8% (2023 - 26.8)%. The significant reasons for the differences are as follows:

	Year ended December 31
	2024	2023
Income before tax	$176,262	$7,594
Statutory income tax rate	26.8%	26.8%

Expected income tax	$47,240	$2,036
Differences between Canadian and foreign tax rates	8,275	6,442
Items not deductible for tax purposes	1,554	76
Share based compensation	1,239	674
Change in unrecognized deductible temporary differences	4,643	3,964
Revisions to prior period estimates	716	4,263
Effect of changes in foreign exchange rates	12,485	(7,806)
Inflationary adjustment and other	(2,680)	(1,175)
Mexican Special Mining Duty	12,189	6,422
Withholding tax expense	858	1,601
Adjustment subject to initial recognition exemption	762	—
Tax impact of impairment of exploration property	—	18,107
Total income taxes	87,281	34,604
Effective tax rate	49.5%	455.5%

The effective tax rate for the year ended December 31, 2023, was unusually high as a result of the accounting impairment of the Cerro Quema Project (note 10) in 2023.

(c)	Unrecognized deductible temporary differences

We recognize tax benefits on losses or other deductible amounts generated in countries where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences for which no deferred tax asset is recognized consist of the following amounts.

	December 31,	December 31,
	2024	2023
Mineral properties and exploration expenditures	$110,034	$95,616
Equipment	1,198	1,338
Site closure provisions	6,436	995
Financing cost	1,533	2,861
Accrued liabilities	935	—
Non-capital losses	60,808	64,700
Other	6,274	717
Unrecognized deductible temporary differences	$187,218	$166,227

(d)	Recognized deferred tax assets and liabilities

Recognized deferred tax assets and liabilities are comprised of the following:

	December 31,	December 31,
	2024	2023
Property, plant and equipment	$(20,846)	$(3,722)
Inventory	(3,606)	(3,393)
Mining royalties	1,169	833
Accrued liabilities	600	1,142
Site closure provisions	—	1,810
Long term debt	—	(317)
Non-capital losses	841	504
Intercompany debt	—	(442)
Special Mining Duty	4,994	2,972
Derivatives assets and liabilities	(841)	—
Other	117	420
Recognized deferred tax assets (liabilities)	$(17,572)	$(193)

(e)	Temporary difference on investment in subsidiaries

The temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized, aggregate to $240 million(December 31, 2023 - $109 million). The Company has determined that the taxable temporary difference will not reverse in the foreseeable future.

(f)	Tax loss carryforwards

Our tax losses have the following expiry dates.

		Tax losses	December 31
		expire in years	2024	2023
Operating losses	Canada	2030 to 2044	$54,573	$62,776
	Panama	2025 to 2029	712	866
	United States	indefinite	8,982	2,794
Capital losses	Canada	Indefinite	3,930